Eaton Vance Tax-Managed Growth Fund 1.1
Fund Summaries Tax-Managed Growth Fund 1.1
Investment Objective
The Fund’s investment objective is to achieve long-term, after-tax returns for shareholders through investing in a diversified portfolio of equity securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 20 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Tax-Managed Growth Fund 1.1	Eaton Vance Tax-Managed Growth Fund 1.1, Class A	Eaton Vance Tax-Managed Growth Fund 1.1, Class B	Eaton Vance Tax-Managed Growth Fund 1.1, Class C	Eaton Vance Tax-Managed Growth Fund 1.1, Class I
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses		Eaton Vance Tax-Managed Growth Fund 1.1	Eaton Vance Tax-Managed Growth Fund 1.1 Eaton Vance Tax-Managed Growth Fund 1.1, Class A	Eaton Vance Tax-Managed Growth Fund 1.1 Eaton Vance Tax-Managed Growth Fund 1.1, Class B	Eaton Vance Tax-Managed Growth Fund 1.1 Eaton Vance Tax-Managed Growth Fund 1.1, Class C	Eaton Vance Tax-Managed Growth Fund 1.1 Eaton Vance Tax-Managed Growth Fund 1.1, Class I
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I
Management Fees			0.46%	0.46%	0.46%	0.46%
Distribution and Service (12b-1) Fees			0.25%	1.00%	1.00%
Other Expenses			0.16%	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses			0.87%	1.62%	1.62%	0.62%
[1]	Expenses in the table above and Example below reflect the expenses of the Fund and the Portfolio.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Tax-Managed Growth Fund 1.1 (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Tax-Managed Growth Fund 1.1, Class A	Class A shares	659	837	1,029	1,586
Eaton Vance Tax-Managed Growth Fund 1.1, Class B	Class B shares	665	911	1,081	1,721
Eaton Vance Tax-Managed Growth Fund 1.1, Class C	Class C shares	265	511	881	1,922
Eaton Vance Tax-Managed Growth Fund 1.1, Class I	Class I shares	63	199	346	774

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Tax-Managed Growth Fund 1.1 (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Tax-Managed Growth Fund 1.1, Class A	Class A shares	659	837	1,029	1,586
Eaton Vance Tax-Managed Growth Fund 1.1, Class B	Class B shares	165	511	881	1,721
Eaton Vance Tax-Managed Growth Fund 1.1, Class C	Class C shares	165	511	881	1,922
Eaton Vance Tax-Managed Growth Fund 1.1, Class I	Class I shares	63	199	346	774

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests primarily in common stocks of growth companies that are considered by the investment adviser to be high in quality and attractive in their long-term investment prospects. The Fund seeks to invest primarily in established companies with characteristics of above average growth, predictability and stability. The Fund employs a “growth at a reasonable price” investing style, seeking to acquire companies that the portfolio managers believe are reasonably priced in relation to their fundamental value. The Fund invests in a broadly diversified selection of equity securities and Fund holdings will represent a number of different industries. Although it invests primarily in domestic securities, the Fund may invest up to 25% of assets in foreign securities, some of which may be located in emerging market countries. Under normal conditions, stocks generally are acquired with the expectation of being held for the long-term, often five years or more. Shares of the Fund are currently not available for sale to new investors.

Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains. The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains). Investment decisions are made primarily on the basis of fundamental research. The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects and tax treatment of a company’s dividends, the strength of the company’s business franchises and estimates of the company’s net value. The portfolio managers intend to manage risk by maintaining a broad issuer and industry diversification and by utilizing fundamental analysis of risk/return characteristics in securities selection. A security may be sold when the portfolio managers believe it is fully valued, as a result of price declines that reach certain levels, other securities are identified to displace a current holding, or fundamentals deteriorate. Many of these considerations are subjective.

The Fund primarily invests its assets in Tax-Managed Growth Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund, but may also invest directly in securities and other instruments.

Investing in the Portfolio enables the Fund to participate in a large and well-established investment portfolio without being exposed to potential tax liability for unrealized gains accrued prior to the Fund’s inception. As a general matter, the Portfolio does not intend to sell appreciated securities contributed to the Portfolio even if expected to decline in value, but may instead seek to manage its exposure to these securities by using hedging techniques as appropriate. The Portfolio follows the practice of distributing securities to meet redemptions by investors in the Portfolio that contributed securities.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks (such as growth stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Tax-Managed Investing Risk. Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Tax code provisions applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, 2012. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to equity mutual funds that are managed without regard to tax considerations, there can be no assurance about the size of taxable distributions to shareholders.

Foreign and Emerging Market Investment Risk. Because the Fund may invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many risks associated with investing directly in foreign securities including political and economic risks.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivatives’ counterparty is unable to honor its commitments, the value of Fund shares may decline and/or the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance
The following bar chart and table provide some indication of risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2010, the highest quarterly total return for Class B was 14.82% for the quarter ended September 30, 2009, and the lowest quarterly return was –19.13% for the quarter ended December 31, 2008.
Average Annual Total Return as of December 31, 2010
Average Annual Total Returns Eaton Vance Tax-Managed Growth Fund 1.1	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes Eaton Vance Tax-Managed Growth Fund 1.1, Class A	Class A Return Before Taxes		5.94%	0.58%	0.44%
Return Before Taxes Eaton Vance Tax-Managed Growth Fund 1.1, Class B	Class B Return Before Taxes		6.60%	0.64%	0.29%
Return Before Taxes Eaton Vance Tax-Managed Growth Fund 1.1, Class C	Class C Return Before Taxes		10.63%	1.02%	0.28%
Return Before Taxes Eaton Vance Tax-Managed Growth Fund 1.1, Class I	Class I Return Before Taxes		12.49%	2.06%	1.35%
Return After Taxes on Distributions Eaton Vance Tax-Managed Growth Fund 1.1, Class B	Class B Return After Taxes on Distributions		6.59%	0.62%	0.28%
Return After Taxes on Distributions and the Sale Eaton Vance Tax-Managed Growth Fund 1.1, Class B	Class B Return After Taxes on Distributions and the Sale of Class B Shares		4.30%	0.55%	0.24%
S&P 500 Index	S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. Investors cannot invest directly in an Index. (Source for S&P 500 Index: Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Tax-Managed Growth Fund 1.2
Tax-Managed Growth Fund 1.2
Investment Objective
The Fund’s investment objective is to achieve long-term, after-tax returns for shareholders through investing in a diversified portfolio of equity securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 20 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Tax-Managed Growth Fund 1.2	Eaton Vance Tax-Managed Growth Fund 1.2, Class A	Eaton Vance Tax-Managed Growth Fund 1.2, Class B	Eaton Vance Tax-Managed Growth Fund 1.2, Class C	Eaton Vance Tax-Managed Growth Fund 1.2, Class I
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses		Eaton Vance Tax-Managed Growth Fund 1.2	Eaton Vance Tax-Managed Growth Fund 1.2 Eaton Vance Tax-Managed Growth Fund 1.2, Class A	Eaton Vance Tax-Managed Growth Fund 1.2 Eaton Vance Tax-Managed Growth Fund 1.2, Class B	Eaton Vance Tax-Managed Growth Fund 1.2 Eaton Vance Tax-Managed Growth Fund 1.2, Class C	Eaton Vance Tax-Managed Growth Fund 1.2 Eaton Vance Tax-Managed Growth Fund 1.2, Class I
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I
Management Fees			0.61%	0.61%	0.61%	0.61%
Distribution and Service (12b-1) Fees			0.25%	1.00%	1.00%
Other Expenses			0.20%	0.20%	0.19%	0.19%
Total Annual Fund Operating Expenses			1.06%	1.81%	1.80%	0.80%
[1]	Expenses in the table above and Example below reflect the expenses of the Fund and the Portfolio.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Tax-Managed Growth Fund 1.2 (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Tax-Managed Growth Fund 1.2, Class A	Class A shares	677	893	1,126	1,795
Eaton Vance Tax-Managed Growth Fund 1.2, Class B	Class B shares	684	969	1,180	1,930
Eaton Vance Tax-Managed Growth Fund 1.2, Class C	Class C shares	283	566	975	2,116
Eaton Vance Tax-Managed Growth Fund 1.2, Class I	Class I shares	82	255	444	990

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Tax-Managed Growth Fund 1.2 (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Tax-Managed Growth Fund 1.2, Class A	Class A shares	677	893	1,126	1,795
Eaton Vance Tax-Managed Growth Fund 1.2, Class B	Class B shares	184	569	980	1,930
Eaton Vance Tax-Managed Growth Fund 1.2, Class C	Class C shares	183	566	975	2,116
Eaton Vance Tax-Managed Growth Fund 1.2, Class I	Class I shares	82	255	444	990

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests primarily in common stocks of growth companies that are considered by the investment adviser to be high in quality and attractive in their long-term investment prospects. The Fund seeks to invest primarily in established companies with characteristics of above average growth, predictability and stability. The Fund employs a “growth at a reasonable price” investing style, seeking to acquire companies that the portfolio managers believe are reasonably priced in relation to their fundamental value. The Fund invests in a broadly diversified selection of equity securities and Fund holdings will represent a number of different industries. Although it invests primarily in domestic securities, the Fund may invest up to 25% of assets in foreign securities, some of which may be located in emerging market countries. Under normal conditions, stocks generally are acquired with the expectation of being held for the long-term, often five years or more.

Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains. The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains). Investment decisions are made primarily on the basis of fundamental research. The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects and tax treatment of a company’s dividends, the strength of the company’s business franchises and estimates of the company’s net value. The portfolio managers intend to manage risk by maintaining a broad issuer and industry diversification and by utilizing fundamental analysis of risk/return characteristics in securities selection. A security may be sold when the portfolio managers believe it is fully valued, as a result of price declines that reach certain levels, other securities are identified to displace a current holding, or fundamentals deteriorate. Many of these considerations are subjective.

The Fund primarily invests its assets in Tax-Managed Growth Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund, but may also invest directly in securities and other instruments.

Investing in the Portfolio enables the Fund to participate in a large and well-established investment portfolio without being exposed to potential tax liability for unrealized gains accrued prior to the Fund’s inception. As a general matter, the Portfolio does not intend to sell appreciated securities contributed to the Portfolio even if expected to decline in value, but may instead seek to manage its exposure to these securities by using hedging techniques as appropriate. The Portfolio follows the practice of distributing securities to meet redemptions by investors in the Portfolio that contributed securities.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks (such as growth stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Tax-Managed Investing Risk. Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Tax code provisions applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, 2012. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to equity mutual funds that are managed without regard to tax considerations, there can be no assurance about the size of taxable distributions to shareholders.

Foreign and Emerging Market Investment Risk. Because the Fund may invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many risks associated with investing directly in foreign securities including political and economic risks.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivatives’ counterparty is unable to honor its commitments, the value of Fund shares may decline and/or the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

The performance of each Class prior to February 28, 2001 is that of Eaton Vance Tax Managed Growth Fund 1.1 (“TMG1.1”). The returns are not adjusted to reflect the differences in expenses between the Fund and TMG1.1. If such adjustments were made, the returns would be lower.

During the ten years ended December 31, 2010, the highest quarterly total return for Class B was 14.69% for the quarter ended September 30, 2009, and the lowest quarterly return was –19.14% for the quarter ended December 31, 2008.
Average Annual Total Return as of December 31, 2010
Average Annual Total Returns Eaton Vance Tax-Managed Growth Fund 1.2	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes Eaton Vance Tax-Managed Growth Fund 1.2, Class A	Class A Return Before Taxes		5.69%	0.41%	0.25%
Return Before Taxes Eaton Vance Tax-Managed Growth Fund 1.2, Class B	Class B Return Before Taxes		6.43%	0.47%	0.07%
Return Before Taxes Eaton Vance Tax-Managed Growth Fund 1.2, Class C	Class C Return Before Taxes		10.28%	0.86%	0.06%
Return Before Taxes Eaton Vance Tax-Managed Growth Fund 1.2, Class I	Class I Return Before Taxes		12.40%	1.90%	1.06%
Return After Taxes on Distributions Eaton Vance Tax-Managed Growth Fund 1.2, Class B	Class B Return After Taxes on Distributions		6.43%	0.43%	0.05%
Return After Taxes on Distributions and the Sale Eaton Vance Tax-Managed Growth Fund 1.2, Class B	Class B Return After Taxes on Distributions and the Sale of Class B Shares		4.18%	0.40%	0.06%
S&P 500 Index	S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. Class A, Class B, Class C and Class I commenced operations on February 28, 2001. Investors cannot invest directly in an Index. (Source for S&P 500 Index: Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Fund Summary
Investment Objective
The Fund’s investment objective is to provide current income exempt from regular federal income tax.
Fees and Expenses of the Fund
This table describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 11 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance AMT-Free Municipal Income Fund	Eaton Vance AMT-Free Municipal Income Fund, Class A	Eaton Vance AMT-Free Municipal Income Fund, Class B	Eaton Vance AMT-Free Municipal Income Fund, Class C	Eaton Vance AMT-Free Municipal Income Fund, Class I
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none
[1]	Shares purchased by shareholders who owned shares on December 31, 1997 will be subject to a sales charge as described under "Purchasing Shares".

Annual Fund Operating Expenses		Eaton Vance AMT-Free Municipal Income Fund	Eaton Vance AMT-Free Municipal Income Fund Eaton Vance AMT-Free Municipal Income Fund, Class A	Eaton Vance AMT-Free Municipal Income Fund Eaton Vance AMT-Free Municipal Income Fund, Class B	Eaton Vance AMT-Free Municipal Income Fund Eaton Vance AMT-Free Municipal Income Fund, Class C	Eaton Vance AMT-Free Municipal Income Fund Eaton Vance AMT-Free Municipal Income Fund, Class I
Operating Expenses Caption [Text]		Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I
Management Fees			0.46%	0.46%	0.46%	0.46%
Distribution and Service (12b-1) Fees			0.25%	1.00%	1.00%
Interest Expense	[1]		0.13%	0.13%	0.13%	0.13%
Expenses other than Interest Expense			0.12%	0.12%	0.11%	0.11%
Other Expenses			0.25%	0.25%	0.24%	0.24%
Total Annual Fund Operating Expenses			0.96%	1.71%	1.70%	0.70%
[1]	Interest Expense relates to the Fund's liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. If Interest Expense was not included, Total Annual Fund Operating Expenses would have been 0.83% for Class A, 1.58% for Class B, 1.57% for Class C, and 0.57% for Class I. See "Investment Objective & Principal Policies and Risks" in this Prospectus for a description of these transactions.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance AMT-Free Municipal Income Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance AMT-Free Municipal Income Fund, Class A	Class A shares	568	766	981	1,597
Eaton Vance AMT-Free Municipal Income Fund, Class B	Class B shares	674	939	1,128	1,821
Eaton Vance AMT-Free Municipal Income Fund, Class C	Class C shares	273	536	923	2,009
Eaton Vance AMT-Free Municipal Income Fund, Class I	Class I shares	72	224	390	871

Expenses without Redemption
Expense Example, No Redemption Eaton Vance AMT-Free Municipal Income Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance AMT-Free Municipal Income Fund, Class A	Class A shares	568	766	981	1,597
Eaton Vance AMT-Free Municipal Income Fund, Class B	Class B shares	174	539	928	1,821
Eaton Vance AMT-Free Municipal Income Fund, Class C	Class C shares	173	536	923	2,009
Eaton Vance AMT-Free Municipal Income Fund, Class I	Class I shares	72	224	390	871

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in obligations (including notes and tax-exempt commercial paper) issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (the "80% Policy"). The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax. At least 65% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. ("Moody’s"), or BBB or higher by either Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch")) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser ("junk bonds"). The Fund will not invest more than 10% of its net assets in obligations rated below B by Moody’s, S&P or Fitch, or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, the higher rating is used. The Fund may invest in securities in any rating category, including those in default. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, for total return or as a substitute for the purchase or sale of securities.

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more, but may acquire securities with shorter maturities. The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations. As a result, the interest rate risk described below may be more significant for the Fund. The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. Although the investment adviser considers ratings when making investment decisions with respect to lower rated securities, it performs credit and investment analysis and does not rely exclusively on the ratings assigned by the rating agencies. The portfolio manager also may trade securities to minimize taxable capital gains to shareholders.

Principal Risks

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields. Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected. In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments. Investments rated below investment grade and comparable unrated securities ("junk bonds") have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or securitiy held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivatives’ counterparty is unable to honor its commitments, the value of Fund shares may decline and/or the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds. The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when rates increase. The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.

Sector Concentration Risk. Because the Fund may concentrate its investments in certain types of municipal obligations and may concentrate in certain sectors, the value of Fund shares may be affected by events that adversely affect that sector or type of obligation and may fluctuate more than that of a less concentrated fund.

Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or non-compliant conduct of a bond issuer. The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indicies. The returns in the bar chart are for Class I shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the ten years ended December 31, 2010, the highest quarterly total return for Class I was 13.94% for the quarter ended September 30, 2009, and the lowest quarterly return was –12.87% for the quarter ended December 31, 2008. For the 30 days ended December 31, 2010, the SEC yield and SEC tax-equivalent yield (assuming a federal income tax rate of 35.00%) for Class A shares were 5.06% and 7.78%, respectively, for Class B shares were 4.55% and 7.00%, respectively, for Class C shares were 4.55% and 7.00%, respectively and for Class I shares were 5.55% and 8.54%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122.
Average Annual Total Return as of December 31, 2010
Average Annual Total Returns Eaton Vance AMT-Free Municipal Income Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Ten Years
Return Before Taxes Eaton Vance AMT-Free Municipal Income Fund, Class A	Class A Return Before Taxes		(5.51%)	0.37%	3.25%
Return Before Taxes Eaton Vance AMT-Free Municipal Income Fund, Class B	Class B Return Before Taxes		(6.16%)	0.25%	3.02%
Return Before Taxes Eaton Vance AMT-Free Municipal Income Fund, Class C	Class C Return Before Taxes		(2.37%)	0.61%	3.03%
Return Before Taxes Eaton Vance AMT-Free Municipal Income Fund, Class I	Class I Return Before Taxes		(0.50%)	1.60%	4.02%
Return After Taxes on Distributions Eaton Vance AMT-Free Municipal Income Fund, Class I	Class I Return After Taxes on Distributions		(0.50%)	1.60%	4.01%
Return After Taxes on Distributions and the Sale Eaton Vance AMT-Free Municipal Income Fund, Class I	Class I Return After Taxes on Distributions and the Sale of Class I Shares		1.51%	2.09%	4.21%
Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index	(reflects no deduction for fees, expenses or taxes)	2.38%	4.09%	4.83%
Barclays Capital Long (22+)Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index	(reflects no deduction for fees, expenses or taxes)	1.12%	2.71%	4.79%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Class C performance shown above for the period prior to May 2, 2006, is the performance of Class I shares, adjusted for sales charges but not adjusted for any differences in the expenses of the Classes. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index. (Source for Barclays Capital Municipal Bond Index and Barclays Capital Long (22+) Municipal Bond Index is Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class I shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Fund Summary Large-Cap Core Research Fund
Investment Objective
The Fund’s investment objective is to achieve long-term capital apprecation by investing in a diversified portfolio of equity securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 12 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Large-Cap Core Research Fund	Eaton Vance Large-Cap Core Research Fund, Class A	Eaton Vance Large-Cap Core Research Fund, Class C	Eaton Vance Large-Cap Core Research Fund, Class I
Shareholder Fees Column [Text]	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses		Eaton Vance Large-Cap Core Research Fund	Eaton Vance Large-Cap Core Research Fund Eaton Vance Large-Cap Core Research Fund, Class A	Eaton Vance Large-Cap Core Research Fund Eaton Vance Large-Cap Core Research Fund, Class C	Eaton Vance Large-Cap Core Research Fund Eaton Vance Large-Cap Core Research Fund, Class I
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class C	Class I
Management Fees			0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees			0.25%	1.00%
Other Expenses			0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses			1.49%	2.24%	1.24%
Expense Reimbursement	[2]		(0.24%)	(0.24%)	(0.24%)
Total Annual Fund Operating Expenses After Expense Reimbursement			1.25%	2.00%	1.00%
[1]	Expenses in the table above and Example below reflect the expenses of the Fund and the Portfolio.
[2]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.25% for Class A shares, 2.00% for Class C shares and 1.00% for Class I shares. This expense reimbursement will continue through April 30, 2012. Any amendments of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment during the current fiscal year to the extent expenses are less than the contractual expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Large-Cap Core Research Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Large-Cap Core Research Fund, Class A	Class A shares	695	997	1,320	2,233
Eaton Vance Large-Cap Core Research Fund, Class C	Class C shares	303	677	1,178	2,556
Eaton Vance Large-Cap Core Research Fund, Class I	Class I shares	102	370	658	1,479

Expenses without Redemption
Expense Example, No Redemption Eaton Vance Large-Cap Core Research Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Large-Cap Core Research Fund, Class A	Class A shares	695	997	1,320	2,233
Eaton Vance Large-Cap Core Research Fund, Class C	Class C shares	203	677	1,178	2,556
Eaton Vance Large-Cap Core Research Fund, Class I	Class I shares	102	370	658	1,479

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in stocks of large-cap companies (the “80% Policy”). Large-cap companies are companies having market capitalizations equal to or greater than the median capitalization of companies included in the S&P 500 Index. The Fund generally intends to maintain investments in all or substantially all of the market sectors represented in the S&P 500. Particular stocks owned will not mirror the S&P 500. The Fund may invest up to 25% of its assets in foreign securities located in developed or emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may also invest in other pooled investment vehicles and may lend its securities.

The portfolio securities are selected by a team of investment research analysts in the investment adviser’s equity research group. Each analyst maintains responsibility for investments in his or her area of research coverage. Allocations among market sectors are determined by the analysts under the direction of the portfolio manager, using the market sector weightings of the S&P 500 as a benchmark. In selecting and managing the portfolio, the team of equity research analysts makes investment judgments primarily on the basis of fundamental research analysis. Fundamental research involves consideration of (among other factors) a company’s earnings or cash flow capabilities, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, and estimates of the company’s net value.

The Fund primarily invests its assets in Large-Cap Core Research Portfolio (the “Portfolio”), a separate registered investment company with the same objective and policies as the Fund.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks (such as large-cap stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many risks associated with investing directly in foreign securities including political and economic risks.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period from December 31, 2001 through December 31, 2010, the highest quarterly total return for Class A was 14.59% for the quarter ended June 30, 2003, and the lowest quarterly return was –18.04% for the quarter ended December 31, 2008.
Average Annual Total Return as of December 31, 2010
Average Annual Total Returns Eaton Vance Large-Cap Core Research Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Five Years	Life of Fund
Return Before Taxes Eaton Vance Large-Cap Core Research Fund, Class A	Class A Return Before Taxes		3.80%	2.53%	3.66%
Return Before Taxes Eaton Vance Large-Cap Core Research Fund, Class C	Class C Return Before Taxes		8.40%	3.58%	4.24%
Return Before Taxes Eaton Vance Large-Cap Core Research Fund, Class I	Class I Return Before Taxes		10.41%	3.89%	4.42%
Return After Taxes on Distributions Eaton Vance Large-Cap Core Research Fund, Class A	Class A Return After Taxes on Distributions		3.74%	2.27%	3.42%
Return After Taxes on Distributions and the Sale Eaton Vance Large-Cap Core Research Fund, Class A	Class A Return After Taxes on Distributions and the Sale of Class A Shares		2.55%	2.16%	3.16%
S&P 500 Index	S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	3.63%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class C. Class A commenced operations on November 1, 2001. Life of Fund returns are calculated from November 30, 2001. The Class C performance shown above for period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares, adjusted for any applicable sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to September 3, 2008 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index. (Source for the S&P 500 Index: Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000745463
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
Eaton Vance Tax-Managed Growth Fund 1.1
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Tax-Managed Growth Fund 1.1
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to achieve long-term, after-tax returns for shareholders through investing in a diversified portfolio of equity securities.
Fees and Expenses of the Fund	evmft745463_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 20 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	evmft745463_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 20 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses with Redemption
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Expenses without Redemption
Portfolio Turnover	evmft745463_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of growth companies that are considered by the investment adviser to be high in quality and attractive in their long-term investment prospects. The Fund seeks to invest primarily in established companies with characteristics of above average growth, predictability and stability. The Fund employs a “growth at a reasonable price” investing style, seeking to acquire companies that the portfolio managers believe are reasonably priced in relation to their fundamental value. The Fund invests in a broadly diversified selection of equity securities and Fund holdings will represent a number of different industries. Although it invests primarily in domestic securities, the Fund may invest up to 25% of assets in foreign securities, some of which may be located in emerging market countries. Under normal conditions, stocks generally are acquired with the expectation of being held for the long-term, often five years or more. Shares of the Fund are currently not available for sale to new investors.

Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains. The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains). Investment decisions are made primarily on the basis of fundamental research. The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects and tax treatment of a company’s dividends, the strength of the company’s business franchises and estimates of the company’s net value. The portfolio managers intend to manage risk by maintaining a broad issuer and industry diversification and by utilizing fundamental analysis of risk/return characteristics in securities selection. A security may be sold when the portfolio managers believe it is fully valued, as a result of price declines that reach certain levels, other securities are identified to displace a current holding, or fundamentals deteriorate. Many of these considerations are subjective.

The Fund primarily invests its assets in Tax-Managed Growth Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund, but may also invest directly in securities and other instruments.

Investing in the Portfolio enables the Fund to participate in a large and well-established investment portfolio without being exposed to potential tax liability for unrealized gains accrued prior to the Fund’s inception. As a general matter, the Portfolio does not intend to sell appreciated securities contributed to the Portfolio even if expected to decline in value, but may instead seek to manage its exposure to these securities by using hedging techniques as appropriate. The Portfolio follows the practice of distributing securities to meet redemptions by investors in the Portfolio that contributed securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in common stocks of growth companies that are considered by the investment adviser to be high in quality and attractive in their long-term investment prospects. The Fund seeks to invest primarily in established companies with characteristics of above average growth, predictability and stability. The Fund employs a “growth at a reasonable price” investing style, seeking to acquire companies that the portfolio managers believe are reasonably priced in relation to their fundamental value. The Fund invests in a broadly diversified selection of equity securities and Fund holdings will represent a number of different industries. Although it invests primarily in domestic securities, the Fund may invest up to 25% of assets in foreign securities, some of which may be located in emerging market countries. Under normal conditions, stocks generally are acquired with the expectation of being held for the long-term, often five years or more. Shares of the Fund are currently not available for sale to new investors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks (such as growth stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Tax-Managed Investing Risk. Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Tax code provisions applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, 2012. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to equity mutual funds that are managed without regard to tax considerations, there can be no assurance about the size of taxable distributions to shareholders.

Foreign and Emerging Market Investment Risk. Because the Fund may invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many risks associated with investing directly in foreign securities including political and economic risks.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivatives’ counterparty is unable to honor its commitments, the value of Fund shares may decline and/or the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance	evmft745463_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten years ended December 31, 2010, the highest quarterly total return for Class B was 14.82% for the quarter ended September 30, 2009, and the lowest quarterly return was –19.13% for the quarter ended December 31, 2008.
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. Investors cannot invest directly in an Index. (Source for S&P 500 Index: Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Eaton Vance Tax-Managed Growth Fund 1.1 | Eaton Vance Tax-Managed Growth Fund 1.1, Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETTGX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleYear01	659
3 Years	rr_ExpenseExampleYear03	837
5 Years	rr_ExpenseExampleYear05	1,029
10 Years	rr_ExpenseExampleYear10	1,586
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	659
3 Years	rr_ExpenseExampleNoRedemptionYear03	837
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,029
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,586
Eaton Vance Tax-Managed Growth Fund 1.1 | Eaton Vance Tax-Managed Growth Fund 1.1, Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMTGX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B shares
1 Year	rr_ExpenseExampleYear01	665
3 Years	rr_ExpenseExampleYear03	911
5 Years	rr_ExpenseExampleYear05	1,081
10 Years	rr_ExpenseExampleYear10	1,721
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	165
3 Years	rr_ExpenseExampleNoRedemptionYear03	511
5 Years	rr_ExpenseExampleNoRedemptionYear05	881
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,721
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(10.67%)
2002	rr_AnnualReturn2002	(20.42%)
2003	rr_AnnualReturn2003	22.50%
2004	rr_AnnualReturn2004	8.50%
2005	rr_AnnualReturn2005	3.48%
2006	rr_AnnualReturn2006	12.43%
2007	rr_AnnualReturn2007	3.55%
2008	rr_AnnualReturn2008	(33.53%)
2009	rr_AnnualReturn2009	21.89%
2010	rr_AnnualReturn2010	11.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2010, the highest quarterly total return for Class B was
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.82%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return for Class B was
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.13%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Eaton Vance Tax-Managed Growth Fund 1.1 | Eaton Vance Tax-Managed Growth Fund 1.1, Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECTGX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleYear01	265
3 Years	rr_ExpenseExampleYear03	511
5 Years	rr_ExpenseExampleYear05	881
10 Years	rr_ExpenseExampleYear10	1,922
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	165
3 Years	rr_ExpenseExampleNoRedemptionYear03	511
5 Years	rr_ExpenseExampleNoRedemptionYear05	881
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,922
Eaton Vance Tax-Managed Growth Fund 1.1 | Eaton Vance Tax-Managed Growth Fund 1.1, Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EITMX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	774
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	63
3 Years	rr_ExpenseExampleNoRedemptionYear03	199
5 Years	rr_ExpenseExampleNoRedemptionYear05	346
10 Years	rr_ExpenseExampleNoRedemptionYear10	774
Eaton Vance Tax-Managed Growth Fund 1.1 | Return Before Taxes | Eaton Vance Tax-Managed Growth Fund 1.1, Class A
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	5.94%
Five Years	rr_AverageAnnualReturnYear05	0.58%
Ten Years	rr_AverageAnnualReturnYear10	0.44%
Eaton Vance Tax-Managed Growth Fund 1.1 | Return Before Taxes | Eaton Vance Tax-Managed Growth Fund 1.1, Class B
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	6.60%
Five Years	rr_AverageAnnualReturnYear05	0.64%
Ten Years	rr_AverageAnnualReturnYear10	0.29%
Eaton Vance Tax-Managed Growth Fund 1.1 | Return Before Taxes | Eaton Vance Tax-Managed Growth Fund 1.1, Class C
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	10.63%
Five Years	rr_AverageAnnualReturnYear05	1.02%
Ten Years	rr_AverageAnnualReturnYear10	0.28%
Eaton Vance Tax-Managed Growth Fund 1.1 | Return Before Taxes | Eaton Vance Tax-Managed Growth Fund 1.1, Class I
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	12.49%
Five Years	rr_AverageAnnualReturnYear05	2.06%
Ten Years	rr_AverageAnnualReturnYear10	1.35%
Eaton Vance Tax-Managed Growth Fund 1.1 | Return After Taxes on Distributions | Eaton Vance Tax-Managed Growth Fund 1.1, Class B
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	6.59%
Five Years	rr_AverageAnnualReturnYear05	0.62%
Ten Years	rr_AverageAnnualReturnYear10	0.28%
Eaton Vance Tax-Managed Growth Fund 1.1 | Return After Taxes on Distributions and the Sale | Eaton Vance Tax-Managed Growth Fund 1.1, Class B
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions and the Sale of Class B Shares
One Year	rr_AverageAnnualReturnYear01	4.30%
Five Years	rr_AverageAnnualReturnYear05	0.55%
Ten Years	rr_AverageAnnualReturnYear10	0.24%
Eaton Vance Tax-Managed Growth Fund 1.1 | S&P 500 Index
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.41%
Eaton Vance Tax-Managed Growth Fund 1.2
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tax-Managed Growth Fund 1.2
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to achieve long-term, after-tax returns for shareholders through investing in a diversified portfolio of equity securities.
Fees and Expenses of the Fund	evmft745463_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 20 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	evmft745463_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 20 of this Prospectus and page 24 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses with Redemption
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Expenses without Redemption
Portfolio Turnover	evmft745463_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of growth companies that are considered by the investment adviser to be high in quality and attractive in their long-term investment prospects. The Fund seeks to invest primarily in established companies with characteristics of above average growth, predictability and stability. The Fund employs a “growth at a reasonable price” investing style, seeking to acquire companies that the portfolio managers believe are reasonably priced in relation to their fundamental value. The Fund invests in a broadly diversified selection of equity securities and Fund holdings will represent a number of different industries. Although it invests primarily in domestic securities, the Fund may invest up to 25% of assets in foreign securities, some of which may be located in emerging market countries. Under normal conditions, stocks generally are acquired with the expectation of being held for the long-term, often five years or more.

Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains. The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains). Investment decisions are made primarily on the basis of fundamental research. The portfolio managers utilize information provided by, and the expertise of, the investment adviser’s research staff in making investment decisions. In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects and tax treatment of a company’s dividends, the strength of the company’s business franchises and estimates of the company’s net value. The portfolio managers intend to manage risk by maintaining a broad issuer and industry diversification and by utilizing fundamental analysis of risk/return characteristics in securities selection. A security may be sold when the portfolio managers believe it is fully valued, as a result of price declines that reach certain levels, other securities are identified to displace a current holding, or fundamentals deteriorate. Many of these considerations are subjective.

The Fund primarily invests its assets in Tax-Managed Growth Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund, but may also invest directly in securities and other instruments.

Investing in the Portfolio enables the Fund to participate in a large and well-established investment portfolio without being exposed to potential tax liability for unrealized gains accrued prior to the Fund’s inception. As a general matter, the Portfolio does not intend to sell appreciated securities contributed to the Portfolio even if expected to decline in value, but may instead seek to manage its exposure to these securities by using hedging techniques as appropriate. The Portfolio follows the practice of distributing securities to meet redemptions by investors in the Portfolio that contributed securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in common stocks of growth companies that are considered by the investment adviser to be high in quality and attractive in their long-term investment prospects. The Fund seeks to invest primarily in established companies with characteristics of above average growth, predictability and stability. The Fund employs a “growth at a reasonable price” investing style, seeking to acquire companies that the portfolio managers believe are reasonably priced in relation to their fundamental value. The Fund invests in a broadly diversified selection of equity securities and Fund holdings will represent a number of different industries. Although it invests primarily in domestic securities, the Fund may invest up to 25% of assets in foreign securities, some of which may be located in emerging market countries. Under normal conditions, stocks generally are acquired with the expectation of being held for the long-term, often five years or more.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks (such as growth stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Tax-Managed Investing Risk. Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Tax code provisions applicable to tax-favored dividends are effective for taxable years beginning on or before December 31, 2012. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to equity mutual funds that are managed without regard to tax considerations, there can be no assurance about the size of taxable distributions to shareholders.

Foreign and Emerging Market Investment Risk. Because the Fund may invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many risks associated with investing directly in foreign securities including political and economic risks.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivatives’ counterparty is unable to honor its commitments, the value of Fund shares may decline and/or the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance	evmft745463_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

The performance of each Class prior to February 28, 2001 is that of Eaton Vance Tax Managed Growth Fund 1.1 (“TMG1.1”). The returns are not adjusted to reflect the differences in expenses between the Fund and TMG1.1. If such adjustments were made, the returns would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten years ended December 31, 2010, the highest quarterly total return for Class B was 14.69% for the quarter ended September 30, 2009, and the lowest quarterly return was –19.14% for the quarter ended December 31, 2008.
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. Class A, Class B, Class C and Class I commenced operations on February 28, 2001. Investors cannot invest directly in an Index. (Source for S&P 500 Index: Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Eaton Vance Tax-Managed Growth Fund 1.2 | Eaton Vance Tax-Managed Growth Fund 1.2, Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EXTGX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleYear01	677
3 Years	rr_ExpenseExampleYear03	893
5 Years	rr_ExpenseExampleYear05	1,126
10 Years	rr_ExpenseExampleYear10	1,795
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	677
3 Years	rr_ExpenseExampleNoRedemptionYear03	893
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,126
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,795
Eaton Vance Tax-Managed Growth Fund 1.2 | Eaton Vance Tax-Managed Growth Fund 1.2, Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EYTGX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B shares
1 Year	rr_ExpenseExampleYear01	684
3 Years	rr_ExpenseExampleYear03	969
5 Years	rr_ExpenseExampleYear05	1,180
10 Years	rr_ExpenseExampleYear10	1,930
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	184
3 Years	rr_ExpenseExampleNoRedemptionYear03	569
5 Years	rr_ExpenseExampleNoRedemptionYear05	980
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,930
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(11.34%)
2002	rr_AnnualReturn2002	(20.53%)
2003	rr_AnnualReturn2003	22.36%
2004	rr_AnnualReturn2004	8.32%
2005	rr_AnnualReturn2005	3.33%
2006	rr_AnnualReturn2006	12.17%
2007	rr_AnnualReturn2007	3.39%
2008	rr_AnnualReturn2008	(33.64%)
2009	rr_AnnualReturn2009	21.71%
2010	rr_AnnualReturn2010	11.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2010, the highest quarterly total return for Class B was
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.69%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return for Class B was
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.14%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Eaton Vance Tax-Managed Growth Fund 1.2 | Eaton Vance Tax-Managed Growth Fund 1.2, Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EZTGX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleYear01	283
3 Years	rr_ExpenseExampleYear03	566
5 Years	rr_ExpenseExampleYear05	975
10 Years	rr_ExpenseExampleYear10	2,116
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	183
3 Years	rr_ExpenseExampleNoRedemptionYear03	566
5 Years	rr_ExpenseExampleNoRedemptionYear05	975
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,116
Eaton Vance Tax-Managed Growth Fund 1.2 | Eaton Vance Tax-Managed Growth Fund 1.2, Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EITGX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.61%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	990
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	255
5 Years	rr_ExpenseExampleNoRedemptionYear05	444
10 Years	rr_ExpenseExampleNoRedemptionYear10	990
Eaton Vance Tax-Managed Growth Fund 1.2 | Return Before Taxes | Eaton Vance Tax-Managed Growth Fund 1.2, Class A
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	5.69%
Five Years	rr_AverageAnnualReturnYear05	0.41%
Ten Years	rr_AverageAnnualReturnYear10	0.25%
Eaton Vance Tax-Managed Growth Fund 1.2 | Return Before Taxes | Eaton Vance Tax-Managed Growth Fund 1.2, Class B
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	6.43%
Five Years	rr_AverageAnnualReturnYear05	0.47%
Ten Years	rr_AverageAnnualReturnYear10	0.07%
Eaton Vance Tax-Managed Growth Fund 1.2 | Return Before Taxes | Eaton Vance Tax-Managed Growth Fund 1.2, Class C
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	10.28%
Five Years	rr_AverageAnnualReturnYear05	0.86%
Ten Years	rr_AverageAnnualReturnYear10	0.06%
Eaton Vance Tax-Managed Growth Fund 1.2 | Return Before Taxes | Eaton Vance Tax-Managed Growth Fund 1.2, Class I
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	12.40%
Five Years	rr_AverageAnnualReturnYear05	1.90%
Ten Years	rr_AverageAnnualReturnYear10	1.06%
Eaton Vance Tax-Managed Growth Fund 1.2 | Return After Taxes on Distributions | Eaton Vance Tax-Managed Growth Fund 1.2, Class B
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	6.43%
Five Years	rr_AverageAnnualReturnYear05	0.43%
Ten Years	rr_AverageAnnualReturnYear10	0.05%
Eaton Vance Tax-Managed Growth Fund 1.2 | Return After Taxes on Distributions and the Sale | Eaton Vance Tax-Managed Growth Fund 1.2, Class B
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class B Return After Taxes on Distributions and the Sale of Class B Shares
One Year	rr_AverageAnnualReturnYear01	4.18%
Five Years	rr_AverageAnnualReturnYear05	0.40%
Ten Years	rr_AverageAnnualReturnYear10	0.06%
Eaton Vance Tax-Managed Growth Fund 1.2 | S&P 500 Index
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.41%
Eaton Vance AMT-Free Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide current income exempt from regular federal income tax.
Fees and Expenses of the Fund	evmft745463_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 11 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	evmft745463_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 11 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses with Redemption
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Expenses without Redemption
Portfolio Turnover	evmft745463_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund invests at least 80% of its net assets in obligations (including notes and tax-exempt commercial paper) issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (the "80% Policy"). The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax. At least 65% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. ("Moody’s"), or BBB or higher by either Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch")) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser ("junk bonds"). The Fund will not invest more than 10% of its net assets in obligations rated below B by Moody’s, S&P or Fitch, or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, the higher rating is used. The Fund may invest in securities in any rating category, including those in default. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, for total return or as a substitute for the purchase or sale of securities.

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more, but may acquire securities with shorter maturities. The Fund’s portfolio often has a longer average maturity than is typical of most other funds that invest primarily in municipal obligations. As a result, the interest rate risk described below may be more significant for the Fund. The Fund may concentrate 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. Although the investment adviser considers ratings when making investment decisions with respect to lower rated securities, it performs credit and investment analysis and does not rely exclusively on the ratings assigned by the rating agencies. The portfolio manager also may trade securities to minimize taxable capital gains to shareholders.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market circumstances, the Fund invests at least 80% of its net assets in obligations (including notes and tax-exempt commercial paper) issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (the "80% Policy"). The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax. At least 65% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. ("Moody’s"), or BBB or higher by either Standard & Poor’s Ratings Group ("S&P") or Fitch Ratings ("Fitch")) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser ("junk bonds"). The Fund will not invest more than 10% of its net assets in obligations rated below B by Moody’s, S&P or Fitch, or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, the higher rating is used. The Fund may invest in securities in any rating category, including those in default. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, for total return or as a substitute for the purchase or sale of securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Municipal Bond Market Risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds and the investment performance of the Fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Interest Rate Risk. As interest rates rise, the value of Fund shares is likely to decline. Conversely, when interest rates decline, the value of Fund shares is likely to rise. Obligations with longer maturities typically offer higher yields, but involve greater risk because the prices of such obligations are more sensitive to changes in interest rates than obligations with shorter maturities. In a declining interest rate environment, prepayments of obligations may increase if the issuer has the ability to pre-pay or "call" the obligation. In such circumstances, the Fund may have to reinvest the prepayment proceeds at lower yields. Because the Fund is managed toward an income objective, it may hold more longer-maturity obligations and thereby be more exposed to interest rate risk than municipal income funds that are managed with a greater emphasis on total return.

Credit Risk. Changes in economic conditions or other circumstances may reduce the capacity of issuers of fixed income securities to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions. The value of a fixed income security also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments. In addition, the credit rating of securities held by the Fund may be lowered if an issuer’s financial condition changes. Municipal obligations may be insured as to principal and interest payments. If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected. In the case of an insured bond, the bond’s rating will be deemed to be the higher of the rating assigned to the bond’s issuer or the insurer.

Risk of Lower Rated Investments. Investments rated below investment grade and comparable unrated securities ("junk bonds") have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments generally are subject to greater price volatility and illiquidity than higher rated investments.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or securitiy held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivatives’ counterparty is unable to honor its commitments, the value of Fund shares may decline and/or the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Risk of Residual Interest Bonds. The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when rates increase. The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.

Sector Concentration Risk. Because the Fund may concentrate its investments in certain types of municipal obligations and may concentrate in certain sectors, the value of Fund shares may be affected by events that adversely affect that sector or type of obligation and may fluctuate more than that of a less concentrated fund.

Tax Risk. Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or non-compliant conduct of a bond issuer. The Fund will not invest in an obligation if the interest on that obligation is subject to the federal alternative minimum tax.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance	evmft745463_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indicies. The returns in the bar chart are for Class I shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indicies.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class I shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten years ended December 31, 2010, the highest quarterly total return for Class I was 13.94% for the quarter ended September 30, 2009, and the lowest quarterly return was –12.87% for the quarter ended December 31, 2008. For the 30 days ended December 31, 2010, the SEC yield and SEC tax-equivalent yield (assuming a federal income tax rate of 35.00%) for Class A shares were 5.06% and 7.78%, respectively, for Class B shares were 4.55% and 7.00%, respectively, for Class C shares were 4.55% and 7.00%, respectively and for Class I shares were 5.55% and 8.54%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-262-1122.
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	For current yield information call 1-800-262-1122.
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C. The Class C performance shown above for the period prior to May 2, 2006, is the performance of Class I shares, adjusted for sales charges but not adjusted for any differences in the expenses of the Classes. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index. (Source for Barclays Capital Municipal Bond Index and Barclays Capital Long (22+) Municipal Bond Index is Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class I shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	The Class C performance shown above for the period prior to May 2, 2006, is the performance of Class I shares, adjusted for sales charges but not adjusted for any differences in the expenses of the Classes. If adjusted for other expenses, returns would be different.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class I shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Eaton Vance AMT-Free Municipal Income Fund | Eaton Vance AMT-Free Municipal Income Fund, Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETMBX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.13%	[2]
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.12%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleYear01	568
3 Years	rr_ExpenseExampleYear03	766
5 Years	rr_ExpenseExampleYear05	981
10 Years	rr_ExpenseExampleYear10	1,597
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	568
3 Years	rr_ExpenseExampleNoRedemptionYear03	766
5 Years	rr_ExpenseExampleNoRedemptionYear05	981
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,597
Annual Total Returns	rr_BarChartTableAbstract
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	For the 30 days ended December 31, 2010, the SEC yield and SEC tax-equivalent yield (assuming a federal income tax rate of 35.00%) for Class A shares were
Thirty Day Yield	rr_ThirtyDayYield	5.06%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	7.78%
Eaton Vance AMT-Free Municipal Income Fund | Eaton Vance AMT-Free Municipal Income Fund, Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBMBX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.13%	[2]
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.12%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B shares
1 Year	rr_ExpenseExampleYear01	674
3 Years	rr_ExpenseExampleYear03	939
5 Years	rr_ExpenseExampleYear05	1,128
10 Years	rr_ExpenseExampleYear10	1,821
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	174
3 Years	rr_ExpenseExampleNoRedemptionYear03	539
5 Years	rr_ExpenseExampleNoRedemptionYear05	928
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,821
Annual Total Returns	rr_BarChartTableAbstract
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	For the 30 days ended December 31, 2010, the SEC yield and SEC tax-equivalent yield (assuming a federal income tax rate of 35.00%) for Class B shares were
Thirty Day Yield	rr_ThirtyDayYield	4.55%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	7.00%
Eaton Vance AMT-Free Municipal Income Fund | Eaton Vance AMT-Free Municipal Income Fund, Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECMBX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.13%	[2]
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleYear01	273
3 Years	rr_ExpenseExampleYear03	536
5 Years	rr_ExpenseExampleYear05	923
10 Years	rr_ExpenseExampleYear10	2,009
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	173
3 Years	rr_ExpenseExampleNoRedemptionYear03	536
5 Years	rr_ExpenseExampleNoRedemptionYear05	923
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,009
Annual Total Returns	rr_BarChartTableAbstract
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	For the 30 days ended December 31, 2010, the SEC yield and SEC tax-equivalent yield (assuming a federal income tax rate of 35.00%) for Class C shares were
Thirty Day Yield	rr_ThirtyDayYield	4.55%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	7.00%
Eaton Vance AMT-Free Municipal Income Fund | Eaton Vance AMT-Free Municipal Income Fund, Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVMBX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[3]
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.46%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Interest Expense	rr_Component1OtherExpensesOverAssets	0.13%	[2]
Expenses other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	871
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	224
5 Years	rr_ExpenseExampleNoRedemptionYear05	390
10 Years	rr_ExpenseExampleNoRedemptionYear10	871
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	5.14%
2002	rr_AnnualReturn2002	9.84%
2003	rr_AnnualReturn2003	7.39%
2004	rr_AnnualReturn2004	4.91%
2005	rr_AnnualReturn2005	5.29%
2006	rr_AnnualReturn2006	8.40%
2007	rr_AnnualReturn2007	(1.38%)
2008	rr_AnnualReturn2008	(22.88%)
2009	rr_AnnualReturn2009	31.98%
2010	rr_AnnualReturn2010	0.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the ten years ended December 31, 2010, the highest quarterly total return for Class I was
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.94%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return for Class I was
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.87%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	For the 30 days ended December 31, 2010, the SEC yield and SEC tax-equivalent yield (assuming a federal income tax rate of 35.00%) for Class I shares were
Thirty Day Yield	rr_ThirtyDayYield	5.55%
Thirty Day Tax Equivalent Yield	rr_ThirtyDayTaxEquivalentYield	8.54%
Eaton Vance AMT-Free Municipal Income Fund | Return Before Taxes | Eaton Vance AMT-Free Municipal Income Fund, Class A
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	(5.51%)
Five Years	rr_AverageAnnualReturnYear05	0.37%
Ten Years	rr_AverageAnnualReturnYear10	3.25%
Eaton Vance AMT-Free Municipal Income Fund | Return Before Taxes | Eaton Vance AMT-Free Municipal Income Fund, Class B
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	(6.16%)
Five Years	rr_AverageAnnualReturnYear05	0.25%
Ten Years	rr_AverageAnnualReturnYear10	3.02%
Eaton Vance AMT-Free Municipal Income Fund | Return Before Taxes | Eaton Vance AMT-Free Municipal Income Fund, Class C
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	(2.37%)
Five Years	rr_AverageAnnualReturnYear05	0.61%
Ten Years	rr_AverageAnnualReturnYear10	3.03%
Eaton Vance AMT-Free Municipal Income Fund | Return Before Taxes | Eaton Vance AMT-Free Municipal Income Fund, Class I
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	(0.50%)
Five Years	rr_AverageAnnualReturnYear05	1.60%
Ten Years	rr_AverageAnnualReturnYear10	4.02%
Eaton Vance AMT-Free Municipal Income Fund | Return After Taxes on Distributions | Eaton Vance AMT-Free Municipal Income Fund, Class I
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	(0.50%)
Five Years	rr_AverageAnnualReturnYear05	1.60%
Ten Years	rr_AverageAnnualReturnYear10	4.01%
Eaton Vance AMT-Free Municipal Income Fund | Return After Taxes on Distributions and the Sale | Eaton Vance AMT-Free Municipal Income Fund, Class I
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and the Sale of Class I Shares
One Year	rr_AverageAnnualReturnYear01	1.51%
Five Years	rr_AverageAnnualReturnYear05	2.09%
Ten Years	rr_AverageAnnualReturnYear10	4.21%
Eaton Vance AMT-Free Municipal Income Fund | Barclays Capital Municipal Bond Index
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	2.38%
Five Years	rr_AverageAnnualReturnYear05	4.09%
Ten Years	rr_AverageAnnualReturnYear10	4.83%
Eaton Vance AMT-Free Municipal Income Fund | Barclays Capital Long (22+)Municipal Bond Index
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Long (22+) Municipal Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	1.12%
Five Years	rr_AverageAnnualReturnYear05	2.71%
Ten Years	rr_AverageAnnualReturnYear10	4.79%
Eaton Vance Large-Cap Core Research Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Large-Cap Core Research Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to achieve long-term capital apprecation by investing in a diversified portfolio of equity securities.
Fees and Expenses of the Fund	evmft745463_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 12 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.
Expense Breakpoint Discounts	evmft745463_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 12 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses with Redemption
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Expenses without Redemption
Portfolio Turnover	evmft745463_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in stocks of large-cap companies (the “80% Policy”). Large-cap companies are companies having market capitalizations equal to or greater than the median capitalization of companies included in the S&P 500 Index. The Fund generally intends to maintain investments in all or substantially all of the market sectors represented in the S&P 500. Particular stocks owned will not mirror the S&P 500. The Fund may invest up to 25% of its assets in foreign securities located in developed or emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may also invest in other pooled investment vehicles and may lend its securities.

The portfolio securities are selected by a team of investment research analysts in the investment adviser’s equity research group. Each analyst maintains responsibility for investments in his or her area of research coverage. Allocations among market sectors are determined by the analysts under the direction of the portfolio manager, using the market sector weightings of the S&P 500 as a benchmark. In selecting and managing the portfolio, the team of equity research analysts makes investment judgments primarily on the basis of fundamental research analysis. Fundamental research involves consideration of (among other factors) a company’s earnings or cash flow capabilities, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, and estimates of the company’s net value.

The Fund primarily invests its assets in Large-Cap Core Research Portfolio (the “Portfolio”), a separate registered investment company with the same objective and policies as the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets in stocks of large-cap companies (the “80% Policy”). Large-cap companies are companies having market capitalizations equal to or greater than the median capitalization of companies included in the S&P 500 Index. The Fund generally intends to maintain investments in all or substantially all of the market sectors represented in the S&P 500. Particular stocks owned will not mirror the S&P 500. The Fund may invest up to 25% of its assets in foreign securities located in developed or emerging market countries. As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). The Fund may also invest in other pooled investment vehicles and may lend its securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks (such as large-cap stocks) to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries, and as a result, Fund share values may be more volatile. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility. Trading in foreign and emerging markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many risks associated with investing directly in foreign securities including political and economic risks.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Active Management. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance	evmft745463_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information can be obtained by visiting www.eatonvance.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period from December 31, 2001 through December 31, 2010, the highest quarterly total return for Class A was 14.59% for the quarter ended June 30, 2003, and the lowest quarterly return was –18.04% for the quarter ended December 31, 2008.
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Market Index Performance [Table]	rr_MarketIndexPerformanceTableTextBlock

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class C. Class A commenced operations on November 1, 2001. Life of Fund returns are calculated from November 30, 2001. The Class C performance shown above for period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares, adjusted for any applicable sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to September 3, 2008 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index. (Source for the S&P 500 Index: Lipper, Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge ("CDSC") for Class C.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	Class A commenced operations on November 1, 2001. Life of Fund returns are calculated from November 30, 2001. The Class C performance shown above for period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares, adjusted for any applicable sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes) and the Class I performance shown above for the period prior to September 3, 2008 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the classes. If adjusted for other expenses, returns would be different.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Eaton Vance Large-Cap Core Research Fund | Eaton Vance Large-Cap Core Research Fund, Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAERX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleYear01	695
3 Years	rr_ExpenseExampleYear03	997
5 Years	rr_ExpenseExampleYear05	1,320
10 Years	rr_ExpenseExampleYear10	2,233
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	695
3 Years	rr_ExpenseExampleNoRedemptionYear03	997
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,320
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,233
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(20.80%)
2003	rr_AnnualReturn2003	24.69%
2004	rr_AnnualReturn2004	12.27%
2005	rr_AnnualReturn2005	9.29%
2006	rr_AnnualReturn2006	13.98%
2007	rr_AnnualReturn2007	13.36%
2008	rr_AnnualReturn2008	(32.15%)
2009	rr_AnnualReturn2009	24.57%
2010	rr_AnnualReturn2010	10.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the period from December 31, 2001 through December 31, 2010, the highest quarterly total return for Class A was
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.59%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return for Class A was
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.04%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Eaton Vance Large-Cap Core Research Fund | Eaton Vance Large-Cap Core Research Fund, Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECERX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleYear01	303
3 Years	rr_ExpenseExampleYear03	677
5 Years	rr_ExpenseExampleYear05	1,178
10 Years	rr_ExpenseExampleYear10	2,556
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	677
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,178
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,556
Eaton Vance Large-Cap Core Research Fund | Eaton Vance Large-Cap Core Research Fund, Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIERX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	370
5 Years	rr_ExpenseExampleYear05	658
10 Years	rr_ExpenseExampleYear10	1,479
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	102
3 Years	rr_ExpenseExampleNoRedemptionYear03	370
5 Years	rr_ExpenseExampleNoRedemptionYear05	658
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,479
Eaton Vance Large-Cap Core Research Fund | Return Before Taxes | Eaton Vance Large-Cap Core Research Fund, Class A
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	3.80%
Five Years	rr_AverageAnnualReturnYear05	2.53%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.66%
Eaton Vance Large-Cap Core Research Fund | Return Before Taxes | Eaton Vance Large-Cap Core Research Fund, Class C
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	8.40%
Five Years	rr_AverageAnnualReturnYear05	3.58%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.24%
Eaton Vance Large-Cap Core Research Fund | Return Before Taxes | Eaton Vance Large-Cap Core Research Fund, Class I
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	10.41%
Five Years	rr_AverageAnnualReturnYear05	3.89%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.42%
Eaton Vance Large-Cap Core Research Fund | Return After Taxes on Distributions | Eaton Vance Large-Cap Core Research Fund, Class A
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	3.74%
Five Years	rr_AverageAnnualReturnYear05	2.27%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.42%
Eaton Vance Large-Cap Core Research Fund | Return After Taxes on Distributions and the Sale | Eaton Vance Large-Cap Core Research Fund, Class A
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and the Sale of Class A Shares
One Year	rr_AverageAnnualReturnYear01	2.55%
Five Years	rr_AverageAnnualReturnYear05	2.16%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.16%
Eaton Vance Large-Cap Core Research Fund | S&P 500 Index
Average Annual Total Return	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.63%

[1]	Expenses in the table above and Example below reflect the expenses of the Fund and the Portfolio.
[2]	Interest Expense relates to the Fund's liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. If Interest Expense was not included, Total Annual Fund Operating Expenses would have been 0.83% for Class A, 1.58% for Class B, 1.57% for Class C, and 0.57% for Class I. See "Investment Objective & Principal Policies and Risks" in this Prospectus for a description of these transactions.
[3]	Shares purchased by shareholders who owned shares on December 31, 1997 will be subject to a sales charge as described under "Purchasing Shares".
[4]	The investment adviser and administrator have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.25% for Class A shares, 2.00% for Class C shares and 1.00% for Class I shares. This expense reimbursement will continue through April 30, 2012. Any amendments of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment during the current fiscal year to the extent expenses are less than the contractual expense cap.